Stockholders’ Equity - Schedule of Warrants (Details) - Warrant [Member] - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Warrants [Line Items]
Number of Warrants, Granted
Weighted Average Exercise Price, Granted
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Expired
Weighted Average Exercise Price, Expired
Number of Warrants, Cancelled
Weighted Average Exercise Price, cancelled
Number of Warrants, Ending Balance	962,463	962,463	962,463
Weighted Average Exercise Price, Ending Balance	$ 0.54	$ 0.54	$ 0.54
Weighted Average Remaining Contractual Life (Years), Ending Balance	7 years 1 month 20 days	5 years 1 month 20 days	6 years 1 month 20 days